Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2020
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Associates of the Company

19(a)Associates of the Company

			Percentage of equity interest
			As of December 31
Company Name	Nature of business	Country of incorporation	2020	2019
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	Manufacturing of rubber cable	PRC	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)	Investment & holding company	Thailand	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.)	Providing telecommunication service	Thailand	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )	Investment & holding company	Hong Kong	23.10%	23.10%

Movements in Investments in Associates

19(b)Carrying amounts of investment in associates

	As of December 31,
	2020	2019
	US$’000	US$’000
At January 1	935	864
Share of loss of associates	(1)	(3)
Exchange difference	(4)	74
At December 31	930	935

Summarized Financial Information of Investments in Associates

The following table summarized financial information of the Company’s investments in associates:

	As of December 31,
	2020	2019
	US$’000	US$’000
Summarized financial information of SPHC:
Current assets	6	3
Non-current assets	2,095	2,103
Current liabilities	(2)	(3)
Non-current liabilities	(202)	(196)
Equity	1,897	1,907

Reconciliation to the Company’s investments in associates:
Percentage of equity interest	49%	49%
Carrying amount of the investment	930	935

19.	INVESTMENTS IN ASSOCIATES (continued)
19(c)Summarized financial information for associates (continued)

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Summarized financial information of SPHC:
Revenue	—	—	—
Loss for the year	(2)	(6)	(5)

Reconciliation to the Company’s investments in associates:
Percentage of equity interest	49%	49%	49%
Share of the associates’ profit for the year:	(1)	(3)	(3)